Loans, Allowance for Loan Losses and Impaired Loans (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Sep. 30, 2016	Mar. 31, 2016	Sep. 30, 2015	Sep. 30, 2014
Mortgage Loans on Real Estate [Line Items]
Gross loans	$ 534,877	$ 574,248		$ 448,080
Net deferred loan costs (fees) and acquisition loan discount	(69)	191		2,430
Allowance for loan losses	(5,835)	(6,068)	$ (6,303)	(6,496)	$ (6,506)
Loans receivable, net	528,973	568,371		444,014	463,860
1 to 5
Mortgage Loans on Real Estate [Line Items]
Gross loans	525,011	567,176		446,265
6
Mortgage Loans on Real Estate [Line Items]
Gross loans	996	820		0
7
Mortgage Loans on Real Estate [Line Items]
Gross loans	8,869	6,167		1,808
8
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0		0
9
Mortgage Loans on Real Estate [Line Items]
Gross loans	1	85		7
Originated Loans
Mortgage Loans on Real Estate [Line Items]
Gross loans	445,110	470,242		448,080
Allowance for loan losses	(5,835)	(6,068)
Originated Loans | 1 to 5
Mortgage Loans on Real Estate [Line Items]
Gross loans	442,080	468,045
Originated Loans | 6
Mortgage Loans on Real Estate [Line Items]
Gross loans	469	10
Originated Loans | 7
Mortgage Loans on Real Estate [Line Items]
Gross loans	2,560	2,102
Originated Loans | 8
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0
Originated Loans | 9
Mortgage Loans on Real Estate [Line Items]
Gross loans	1	85
Acquired Loans
Mortgage Loans on Real Estate [Line Items]
Gross loans	89,767	104,006		0
Allowance for loan losses	0	0
Acquired Loans | 1 to 5
Mortgage Loans on Real Estate [Line Items]
Gross loans	82,931	99,131
Acquired Loans | 6
Mortgage Loans on Real Estate [Line Items]
Gross loans	527	810
Acquired Loans | 7
Mortgage Loans on Real Estate [Line Items]
Gross loans	6,309	4,065
Acquired Loans | 8
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0
Acquired Loans | 9
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0
Residential Real Estate
Mortgage Loans on Real Estate [Line Items]
Allowance for loan losses	(1,707)	(2,039)	(1,923)	(2,364)	(2,759)
Residential Real Estate | One to four family
Mortgage Loans on Real Estate [Line Items]
Gross loans	166,158	187,738		181,205
Residential Real Estate | One to four family | 1 to 5
Mortgage Loans on Real Estate [Line Items]
Gross loans	163,568	184,857		179,945
Residential Real Estate | One to four family | 6
Mortgage Loans on Real Estate [Line Items]
Gross loans	473	603		0
Residential Real Estate | One to four family | 7
Mortgage Loans on Real Estate [Line Items]
Gross loans	2,117	2,193		1,260
Residential Real Estate | One to four family | 8
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0		0
Residential Real Estate | One to four family | 9
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	85		0
Residential Real Estate | Originated Loans
Mortgage Loans on Real Estate [Line Items]
Allowance for loan losses	(1,707)	(2,039)
Residential Real Estate | Originated Loans | One to four family
Mortgage Loans on Real Estate [Line Items]
Gross loans	143,859	160,961		181,205
Residential Real Estate | Originated Loans | One to four family | 1 to 5
Mortgage Loans on Real Estate [Line Items]
Gross loans	141,894	159,244
Residential Real Estate | Originated Loans | One to four family | 6
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0
Residential Real Estate | Originated Loans | One to four family | 7
Mortgage Loans on Real Estate [Line Items]
Gross loans	1,965	1,632
Residential Real Estate | Originated Loans | One to four family | 8
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0
Residential Real Estate | Originated Loans | One to four family | 9
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	85
Residential Real Estate | Acquired Loans
Mortgage Loans on Real Estate [Line Items]
Allowance for loan losses	0	0
Residential Real Estate | Acquired Loans | One to four family
Mortgage Loans on Real Estate [Line Items]
Gross loans	22,299	26,777		0
Residential Real Estate | Acquired Loans | One to four family | 1 to 5
Mortgage Loans on Real Estate [Line Items]
Gross loans	21,674	25,613
Residential Real Estate | Acquired Loans | One to four family | 6
Mortgage Loans on Real Estate [Line Items]
Gross loans	473	603
Residential Real Estate | Acquired Loans | One to four family | 7
Mortgage Loans on Real Estate [Line Items]
Gross loans	152	561
Residential Real Estate | Acquired Loans | One to four family | 8
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0
Residential Real Estate | Acquired Loans | One to four family | 9
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0
Commercial/Agriculture Real Estate
Mortgage Loans on Real Estate [Line Items]
Allowance for loan losses	(2,188)	(1,883)	(1,835)	(1,617)	0
Commercial/Agriculture Real Estate | Commercial real estate
Mortgage Loans on Real Estate [Line Items]
Gross loans	102,753	88,940		39,882
Commercial/Agriculture Real Estate | Commercial real estate | 1 to 5
Mortgage Loans on Real Estate [Line Items]
Gross loans	102,290	88,375		39,882
Commercial/Agriculture Real Estate | Commercial real estate | 6
Mortgage Loans on Real Estate [Line Items]
Gross loans	33	167		0
Commercial/Agriculture Real Estate | Commercial real estate | 7
Mortgage Loans on Real Estate [Line Items]
Gross loans	430	398		0
Commercial/Agriculture Real Estate | Commercial real estate | 8
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0		0
Commercial/Agriculture Real Estate | Commercial real estate | 9
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0		0
Commercial/Agriculture Real Estate | Agricultural real estate
Mortgage Loans on Real Estate [Line Items]
Gross loans	28,142	28,198		2,415
Commercial/Agriculture Real Estate | Agricultural real estate | 1 to 5
Mortgage Loans on Real Estate [Line Items]
Gross loans	24,020	25,340		2,415
Commercial/Agriculture Real Estate | Agricultural real estate | 6
Mortgage Loans on Real Estate [Line Items]
Gross loans	10	11		0
Commercial/Agriculture Real Estate | Agricultural real estate | 7
Mortgage Loans on Real Estate [Line Items]
Gross loans	4,112	2,847		0
Commercial/Agriculture Real Estate | Agricultural real estate | 8
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0		0
Commercial/Agriculture Real Estate | Agricultural real estate | 9
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0		0
Commercial/Agriculture Real Estate | Multi-family real estate
Mortgage Loans on Real Estate [Line Items]
Gross loans	17,538	19,135		14,869
Commercial/Agriculture Real Estate | Multi-family real estate | 1 to 5
Mortgage Loans on Real Estate [Line Items]
Gross loans	17,538	19,135		14,869
Commercial/Agriculture Real Estate | Multi-family real estate | 6
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0		0
Commercial/Agriculture Real Estate | Multi-family real estate | 7
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0		0
Commercial/Agriculture Real Estate | Multi-family real estate | 8
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0		0
Commercial/Agriculture Real Estate | Multi-family real estate | 9
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0		0
Commercial/Agriculture Real Estate | Construction and land development
Mortgage Loans on Real Estate [Line Items]
Gross loans	15,414	16,580		6,099
Commercial/Agriculture Real Estate | Construction and land development | 1 to 5
Mortgage Loans on Real Estate [Line Items]
Gross loans	15,291	16,464		6,099
Commercial/Agriculture Real Estate | Construction and land development | 6
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0		0
Commercial/Agriculture Real Estate | Construction and land development | 7
Mortgage Loans on Real Estate [Line Items]
Gross loans	123	116		0
Commercial/Agriculture Real Estate | Construction and land development | 8
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0		0
Commercial/Agriculture Real Estate | Construction and land development | 9
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0		0
Commercial/Agriculture Real Estate | Originated Loans
Mortgage Loans on Real Estate [Line Items]
Allowance for loan losses	(2,188)	(1,883)
Commercial/Agriculture Real Estate | Originated Loans | Commercial real estate
Mortgage Loans on Real Estate [Line Items]
Gross loans	75,510	58,768		39,882
Commercial/Agriculture Real Estate | Originated Loans | Commercial real estate | 1 to 5
Mortgage Loans on Real Estate [Line Items]
Gross loans	75,510	58,768
Commercial/Agriculture Real Estate | Originated Loans | Commercial real estate | 6
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0
Commercial/Agriculture Real Estate | Originated Loans | Commercial real estate | 7
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0
Commercial/Agriculture Real Estate | Originated Loans | Commercial real estate | 8
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0
Commercial/Agriculture Real Estate | Originated Loans | Commercial real estate | 9
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0
Commercial/Agriculture Real Estate | Originated Loans | Agricultural real estate
Mortgage Loans on Real Estate [Line Items]
Gross loans	6,817	3,418		2,415
Commercial/Agriculture Real Estate | Originated Loans | Agricultural real estate | 1 to 5
Mortgage Loans on Real Estate [Line Items]
Gross loans	6,817	3,418
Commercial/Agriculture Real Estate | Originated Loans | Agricultural real estate | 6
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0
Commercial/Agriculture Real Estate | Originated Loans | Agricultural real estate | 7
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0
Commercial/Agriculture Real Estate | Originated Loans | Agricultural real estate | 8
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0
Commercial/Agriculture Real Estate | Originated Loans | Agricultural real estate | 9
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0
Commercial/Agriculture Real Estate | Originated Loans | Multi-family real estate
Mortgage Loans on Real Estate [Line Items]
Gross loans	17,538	18,935		14,869
Commercial/Agriculture Real Estate | Originated Loans | Multi-family real estate | 1 to 5
Mortgage Loans on Real Estate [Line Items]
Gross loans	17,538	18,935
Commercial/Agriculture Real Estate | Originated Loans | Multi-family real estate | 6
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0
Commercial/Agriculture Real Estate | Originated Loans | Multi-family real estate | 7
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0
Commercial/Agriculture Real Estate | Originated Loans | Multi-family real estate | 8
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0
Commercial/Agriculture Real Estate | Originated Loans | Multi-family real estate | 9
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0
Commercial/Agriculture Real Estate | Originated Loans | Construction and land development
Mortgage Loans on Real Estate [Line Items]
Gross loans	13,166	12,977		6,099
Commercial/Agriculture Real Estate | Originated Loans | Construction and land development | 1 to 5
Mortgage Loans on Real Estate [Line Items]
Gross loans	13,166	12,977
Commercial/Agriculture Real Estate | Originated Loans | Construction and land development | 6
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0
Commercial/Agriculture Real Estate | Originated Loans | Construction and land development | 7
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0
Commercial/Agriculture Real Estate | Originated Loans | Construction and land development | 8
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0
Commercial/Agriculture Real Estate | Originated Loans | Construction and land development | 9
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0
Commercial/Agriculture Real Estate | Acquired Loans
Mortgage Loans on Real Estate [Line Items]
Allowance for loan losses	0	0
Commercial/Agriculture Real Estate | Acquired Loans | Commercial real estate
Mortgage Loans on Real Estate [Line Items]
Gross loans	27,243	30,172		0
Commercial/Agriculture Real Estate | Acquired Loans | Commercial real estate | 1 to 5
Mortgage Loans on Real Estate [Line Items]
Gross loans	26,780	29,607
Commercial/Agriculture Real Estate | Acquired Loans | Commercial real estate | 6
Mortgage Loans on Real Estate [Line Items]
Gross loans	33	167
Commercial/Agriculture Real Estate | Acquired Loans | Commercial real estate | 7
Mortgage Loans on Real Estate [Line Items]
Gross loans	430	398
Commercial/Agriculture Real Estate | Acquired Loans | Commercial real estate | 8
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0
Commercial/Agriculture Real Estate | Acquired Loans | Commercial real estate | 9
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0
Commercial/Agriculture Real Estate | Acquired Loans | Agricultural real estate
Mortgage Loans on Real Estate [Line Items]
Gross loans	21,325	24,780		0
Commercial/Agriculture Real Estate | Acquired Loans | Agricultural real estate | 1 to 5
Mortgage Loans on Real Estate [Line Items]
Gross loans	17,203	21,922
Commercial/Agriculture Real Estate | Acquired Loans | Agricultural real estate | 6
Mortgage Loans on Real Estate [Line Items]
Gross loans	10	11
Commercial/Agriculture Real Estate | Acquired Loans | Agricultural real estate | 7
Mortgage Loans on Real Estate [Line Items]
Gross loans	4,112	2,847
Commercial/Agriculture Real Estate | Acquired Loans | Agricultural real estate | 8
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0
Commercial/Agriculture Real Estate | Acquired Loans | Agricultural real estate | 9
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0
Commercial/Agriculture Real Estate | Acquired Loans | Multi-family real estate
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	200		0
Commercial/Agriculture Real Estate | Acquired Loans | Multi-family real estate | 1 to 5
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	200
Commercial/Agriculture Real Estate | Acquired Loans | Multi-family real estate | 6
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0
Commercial/Agriculture Real Estate | Acquired Loans | Multi-family real estate | 7
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0
Commercial/Agriculture Real Estate | Acquired Loans | Multi-family real estate | 8
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0
Commercial/Agriculture Real Estate | Acquired Loans | Multi-family real estate | 9
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0
Commercial/Agriculture Real Estate | Acquired Loans | Construction and land development
Mortgage Loans on Real Estate [Line Items]
Gross loans	2,248	3,603		0
Commercial/Agriculture Real Estate | Acquired Loans | Construction and land development | 1 to 5
Mortgage Loans on Real Estate [Line Items]
Gross loans	2,125	3,487
Commercial/Agriculture Real Estate | Acquired Loans | Construction and land development | 6
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0
Commercial/Agriculture Real Estate | Acquired Loans | Construction and land development | 7
Mortgage Loans on Real Estate [Line Items]
Gross loans	123	116
Commercial/Agriculture Real Estate | Acquired Loans | Construction and land development | 8
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0
Commercial/Agriculture Real Estate | Acquired Loans | Construction and land development | 9
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0
Consumer Non-real Estate
Mortgage Loans on Real Estate [Line Items]
Allowance for loan losses	(1,153)	(1,466)	$ (2,263)	(2,263)	(3,747)
Consumer Non-real Estate | Originated indirect paper
Mortgage Loans on Real Estate [Line Items]
Gross loans	103,021	119,073		130,993
Consumer Non-real Estate | Originated indirect paper | 1 to 5
Mortgage Loans on Real Estate [Line Items]
Gross loans	102,821	118,809		130,701
Consumer Non-real Estate | Originated indirect paper | 6
Mortgage Loans on Real Estate [Line Items]
Gross loans	9	10		0
Consumer Non-real Estate | Originated indirect paper | 7
Mortgage Loans on Real Estate [Line Items]
Gross loans	190	254		285
Consumer Non-real Estate | Originated indirect paper | 8
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0		0
Consumer Non-real Estate | Originated indirect paper | 9
Mortgage Loans on Real Estate [Line Items]
Gross loans	1	0		7
Consumer Non-real Estate | Purchased indirect paper
Mortgage Loans on Real Estate [Line Items]
Gross loans	38,201	49,221		39,705
Consumer Non-real Estate | Purchased indirect paper | 1 to 5
Mortgage Loans on Real Estate [Line Items]
Gross loans	38,201	49,221		39,527
Consumer Non-real Estate | Purchased indirect paper | 6
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0		0
Consumer Non-real Estate | Purchased indirect paper | 7
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0		178
Consumer Non-real Estate | Purchased indirect paper | 8
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0		0
Consumer Non-real Estate | Purchased indirect paper | 9
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0		0
Consumer Non-real Estate | Other Consumer
Mortgage Loans on Real Estate [Line Items]
Gross loans	16,536	19,715		22,902
Consumer Non-real Estate | Other Consumer | 1 to 5
Mortgage Loans on Real Estate [Line Items]
Gross loans	16,377	19,635		22,817
Consumer Non-real Estate | Other Consumer | 6
Mortgage Loans on Real Estate [Line Items]
Gross loans	4	11		0
Consumer Non-real Estate | Other Consumer | 7
Mortgage Loans on Real Estate [Line Items]
Gross loans	155	69		85
Consumer Non-real Estate | Other Consumer | 8
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0		0
Consumer Non-real Estate | Other Consumer | 9
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0		0
Consumer Non-real Estate | Originated Loans
Mortgage Loans on Real Estate [Line Items]
Allowance for loan losses	(1,153)	(1,466)
Consumer Non-real Estate | Originated Loans | Originated indirect paper
Mortgage Loans on Real Estate [Line Items]
Gross loans	103,021	119,073		130,993
Consumer Non-real Estate | Originated Loans | Originated indirect paper | 1 to 5
Mortgage Loans on Real Estate [Line Items]
Gross loans	102,821	118,809
Consumer Non-real Estate | Originated Loans | Originated indirect paper | 6
Mortgage Loans on Real Estate [Line Items]
Gross loans	9	10
Consumer Non-real Estate | Originated Loans | Originated indirect paper | 7
Mortgage Loans on Real Estate [Line Items]
Gross loans	190	254
Consumer Non-real Estate | Originated Loans | Originated indirect paper | 8
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0
Consumer Non-real Estate | Originated Loans | Originated indirect paper | 9
Mortgage Loans on Real Estate [Line Items]
Gross loans	1	0
Consumer Non-real Estate | Originated Loans | Purchased indirect paper
Mortgage Loans on Real Estate [Line Items]
Gross loans	38,201	49,221		39,705
Consumer Non-real Estate | Originated Loans | Purchased indirect paper | 1 to 5
Mortgage Loans on Real Estate [Line Items]
Gross loans	38,201	49,221
Consumer Non-real Estate | Originated Loans | Purchased indirect paper | 6
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0
Consumer Non-real Estate | Originated Loans | Purchased indirect paper | 7
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0
Consumer Non-real Estate | Originated Loans | Purchased indirect paper | 8
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0
Consumer Non-real Estate | Originated Loans | Purchased indirect paper | 9
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0
Consumer Non-real Estate | Originated Loans | Other Consumer
Mortgage Loans on Real Estate [Line Items]
Gross loans	16,035	18,926		22,902
Consumer Non-real Estate | Originated Loans | Other Consumer | 1 to 5
Mortgage Loans on Real Estate [Line Items]
Gross loans	15,883	18,889
Consumer Non-real Estate | Originated Loans | Other Consumer | 6
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0
Consumer Non-real Estate | Originated Loans | Other Consumer | 7
Mortgage Loans on Real Estate [Line Items]
Gross loans	152	37
Consumer Non-real Estate | Originated Loans | Other Consumer | 8
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0
Consumer Non-real Estate | Originated Loans | Other Consumer | 9
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0
Consumer Non-real Estate | Acquired Loans
Mortgage Loans on Real Estate [Line Items]
Allowance for loan losses	0	0
Consumer Non-real Estate | Acquired Loans | Other Consumer
Mortgage Loans on Real Estate [Line Items]
Gross loans	501	789		0
Consumer Non-real Estate | Acquired Loans | Other Consumer | 1 to 5
Mortgage Loans on Real Estate [Line Items]
Gross loans	494	746
Consumer Non-real Estate | Acquired Loans | Other Consumer | 6
Mortgage Loans on Real Estate [Line Items]
Gross loans	4	11
Consumer Non-real Estate | Acquired Loans | Other Consumer | 7
Mortgage Loans on Real Estate [Line Items]
Gross loans	3	32
Consumer Non-real Estate | Acquired Loans | Other Consumer | 8
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0
Consumer Non-real Estate | Acquired Loans | Other Consumer | 9
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0
Commercial/Agricultural Non-real Estate
Mortgage Loans on Real Estate [Line Items]
Allowance for loan losses	(654)	(652)		(1,271)	$ 0
Commercial/Agricultural Non-real Estate | Commercial non-real estate
Mortgage Loans on Real Estate [Line Items]
Gross loans	32,166	31,001		6,292
Commercial/Agricultural Non-real Estate | Commercial non-real estate | 1 to 5
Mortgage Loans on Real Estate [Line Items]
Gross loans	30,616	30,800		6,292
Commercial/Agricultural Non-real Estate | Commercial non-real estate | 6
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	11		0
Commercial/Agricultural Non-real Estate | Commercial non-real estate | 7
Mortgage Loans on Real Estate [Line Items]
Gross loans	1,550	190		0
Commercial/Agricultural Non-real Estate | Commercial non-real estate | 8
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0		0
Commercial/Agricultural Non-real Estate | Commercial non-real estate | 9
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0		0
Commercial/Agricultural Non-real Estate | Agricultural non-real estate
Mortgage Loans on Real Estate [Line Items]
Gross loans	14,948	14,647		3,718
Commercial/Agricultural Non-real Estate | Agricultural non-real estate | 1 to 5
Mortgage Loans on Real Estate [Line Items]
Gross loans	14,289	14,540		3,718
Commercial/Agricultural Non-real Estate | Agricultural non-real estate | 6
Mortgage Loans on Real Estate [Line Items]
Gross loans	467	7		0
Commercial/Agricultural Non-real Estate | Agricultural non-real estate | 7
Mortgage Loans on Real Estate [Line Items]
Gross loans	192	100		0
Commercial/Agricultural Non-real Estate | Agricultural non-real estate | 8
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0		0
Commercial/Agricultural Non-real Estate | Agricultural non-real estate | 9
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0		0
Commercial/Agricultural Non-real Estate | Originated Loans
Mortgage Loans on Real Estate [Line Items]
Allowance for loan losses	(654)	(652)
Commercial/Agricultural Non-real Estate | Originated Loans | Commercial non-real estate
Mortgage Loans on Real Estate [Line Items]
Gross loans	20,236	17,969		6,292
Commercial/Agricultural Non-real Estate | Originated Loans | Commercial non-real estate | 1 to 5
Mortgage Loans on Real Estate [Line Items]
Gross loans	20,076	17,790
Commercial/Agricultural Non-real Estate | Originated Loans | Commercial non-real estate | 6
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0
Commercial/Agricultural Non-real Estate | Originated Loans | Commercial non-real estate | 7
Mortgage Loans on Real Estate [Line Items]
Gross loans	160	179
Commercial/Agricultural Non-real Estate | Originated Loans | Commercial non-real estate | 8
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0
Commercial/Agricultural Non-real Estate | Originated Loans | Commercial non-real estate | 9
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0
Commercial/Agricultural Non-real Estate | Originated Loans | Agricultural non-real estate
Mortgage Loans on Real Estate [Line Items]
Gross loans	10,727	9,994		3,718
Commercial/Agricultural Non-real Estate | Originated Loans | Agricultural non-real estate | 1 to 5
Mortgage Loans on Real Estate [Line Items]
Gross loans	10,174	9,994
Commercial/Agricultural Non-real Estate | Originated Loans | Agricultural non-real estate | 6
Mortgage Loans on Real Estate [Line Items]
Gross loans	460	0
Commercial/Agricultural Non-real Estate | Originated Loans | Agricultural non-real estate | 7
Mortgage Loans on Real Estate [Line Items]
Gross loans	93	0
Commercial/Agricultural Non-real Estate | Originated Loans | Agricultural non-real estate | 8
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0
Commercial/Agricultural Non-real Estate | Originated Loans | Agricultural non-real estate | 9
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0
Commercial/Agricultural Non-real Estate | Acquired Loans
Mortgage Loans on Real Estate [Line Items]
Allowance for loan losses	0	0
Commercial/Agricultural Non-real Estate | Acquired Loans | Commercial non-real estate
Mortgage Loans on Real Estate [Line Items]
Gross loans	11,930	13,032		0
Commercial/Agricultural Non-real Estate | Acquired Loans | Commercial non-real estate | 1 to 5
Mortgage Loans on Real Estate [Line Items]
Gross loans	10,540	13,010
Commercial/Agricultural Non-real Estate | Acquired Loans | Commercial non-real estate | 6
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	11
Commercial/Agricultural Non-real Estate | Acquired Loans | Commercial non-real estate | 7
Mortgage Loans on Real Estate [Line Items]
Gross loans	1,390	11
Commercial/Agricultural Non-real Estate | Acquired Loans | Commercial non-real estate | 8
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0
Commercial/Agricultural Non-real Estate | Acquired Loans | Commercial non-real estate | 9
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0
Commercial/Agricultural Non-real Estate | Acquired Loans | Agricultural non-real estate
Mortgage Loans on Real Estate [Line Items]
Gross loans	4,221	4,653		$ 0
Commercial/Agricultural Non-real Estate | Acquired Loans | Agricultural non-real estate | 1 to 5
Mortgage Loans on Real Estate [Line Items]
Gross loans	4,115	4,546
Commercial/Agricultural Non-real Estate | Acquired Loans | Agricultural non-real estate | 6
Mortgage Loans on Real Estate [Line Items]
Gross loans	7	7
Commercial/Agricultural Non-real Estate | Acquired Loans | Agricultural non-real estate | 7
Mortgage Loans on Real Estate [Line Items]
Gross loans	99	100
Commercial/Agricultural Non-real Estate | Acquired Loans | Agricultural non-real estate | 8
Mortgage Loans on Real Estate [Line Items]
Gross loans	0	0
Commercial/Agricultural Non-real Estate | Acquired Loans | Agricultural non-real estate | 9
Mortgage Loans on Real Estate [Line Items]
Gross loans	$ 0	$ 0